Note 05 - Net Interest Income (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest and similar income:
Interest income on cash and central bank balances		€ 1,936	€ 160	€ 321
Interest income on interbank balances (w/o central banks)		352	67	325
Central bank funds sold and securities purchased under resale agreements		504	273	318
Loans		14,238	10,650	11,586
Other		1,969	1,747	896
Total Interest and similar income from assets measured at amortized cost		18,999	12,897	13,446
Interest income from assets at fair value through other comprehensive income		798	501	635
Total Interest and similar income calculated using the effective interest method		19,798	13,399	14,081
Financial assets at fair value through profit or loss		4,652	3,374	3,873
Total interest and similar income	[1]	24,449	16,773	17,954
Thereof: Negative Interest Expense on Financial Liabilities		959	1,217	636
Interest expense:
Interest-bearing deposits		3,719	1,456	2,065
Central bank funds purchased and securities sold under repurchase agreements		304	148	169
Other short-term borrowings		111	71	62
Long-term debt		2,409	1,484	1,612
Trust preferred securities		13	3	42
Other		1,119	876	807
Total Interest expense measured at amortized cost		7,676	4,036	4,758
Financial liabilities at fair value through profit or loss		2,791	1,619	1,648
Total interest expense		10,466	5,655	6,405
Thereof: Negative interest income on financial assets		461	786	582
Net interest income		€ 13,983	€ 11,117	€ 11,548

[1]	Interest and similar income included € 19.8 billion, € 13.4 billion and € 14.1 billion for the year ended December 31, 2022, 2021 and 2020, respectively, calculated based on effective interest method.